RELATED PARTY TRANSACTIONS (Other Related Party Transactions) (Details)	1 Months Ended							6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) containership Rate shares	Dec. 31, 2018 USD ($) containership shares	Nov. 30, 2018 shares	Aug. 31, 2018 USD ($) shares	May 31, 2018 USD ($) containership subsidiary shares	Nov. 30, 2016 USD ($) shares	Oct. 31, 2015	Jun. 30, 2017 USD ($)	Jun. 30, 2015 shares	Dec. 31, 2019 USD ($) containership Rate shares	Dec. 31, 2018 USD ($) containership shares	Dec. 31, 2017 USD ($)	Jun. 30, 2018 vessel
Related Party Transaction [Line Items]
Term of lease or charter							15 years			7 years
Number of vessels acquired	7	4			4					7	4		15
Interest payable to parent										$ 0.0	$ 6,378,000	$ 0.0
Number of shares received (in shares) | shares									55,000,000
Dividend income – related parties										2,590,000	$ 0	3,300,000
Shares acquired (in shares) | shares					4,024,984						4,024,984
Gain (loss) on redemption											$ 0
Fair value	$ 12,753,000	$ 13,245,000								12,753,000	13,245,000	41,742,000
Sterna Finance
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries | subsidiary					4
Debt amount					$ 320,000,000.0
ADS
Related Party Transaction [Line Items]
Dividend income – related parties										$ 300,000
Ownership percentage | Rate	17.00%									17.00%
NorAm Drilling
Related Party Transaction [Line Items]
Dividend income – related parties										$ 0	$ 0.0	0.0
Number of units of investments in bonds redeemed		500,000									500,000
Interest income										500,000	$ 500,000	500,000
Net fee income										0.0	0.0	100,000
Golden Close
Related Party Transaction [Line Items]
Fair value	$ 0.0	$ 0.0								0.0	0.0	28,500,000
Interest income											200,000	600,000
Net fee income								$ 400,000
Net proceeds received											45,600,000
Gain/(Loss) on investments in debt and equity securities											$ 13,500,000
Final dividend distribution										$ 2,000,000.0
Term loan facility, amount guaranteed								$ 18,000,000.0
Maturity of guarantee								6 months
Common Stock, ADS
Related Party Transaction [Line Items]
Investment owned (in shares) | shares	4,000,000.0	4,000,000								4,000,000.0	4,000,000
Common Stock, ADS | ADS
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares				4,000,000.0							4,000,000.0
Shares acquired				$ 10,000,000.0							$ 10,000,000.0
Fair value	$ 13,200,000									$ 13,200,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares						12,000,000
Shares acquired						$ 700,000
Fair value		$ 3,900,000									$ 3,900,000
Share consolidation ratio			20
Number of shares held after share consolidation | shares			601,023
Shares issued (in shares) | shares			600,000
Shares acquired (in shares) | shares		41,756
Investment owned (in shares) | shares	1,300,000	1,300,000								1,300,000	1,300,000
NorAm Drilling
Related Party Transaction [Line Items]
Disposition of investment										$ 300,000
Fair value	$ 4,690,000	$ 5,192,000								4,690,000	$ 5,192,000	$ 5,500,000
ADS Crude Carriers Plc
Related Party Transaction [Line Items]
Long-term line of credit	7,500,000									7,500,000
Ship Finance | ADS Crude Carriers Plc
Related Party Transaction [Line Items]
Long-term line of credit	$ 5,000,000									$ 5,000,000
Percentage of long term line of credit provided	67.00%									67.00%
Commitment fee amount	$ 50,000
Floating Rate Debt | Sterna Finance
Related Party Transaction [Line Items]
Term loan facility, term					13 months